Restatement	12 Months Ended
Dec. 31, 2020
Restatement
Restatement

Note 1: Restatement

Subsequent to the Company’s filing of its Annual Report on Form 20-F on March 12, 2021, it was determined that the annual consolidated financial statements for the years ended December 31, 2019 and 2020 required correction for the accounting treatment of the convertible notes.

These technical corrections relate to the inappropriate historical accounting practices relating to notes convertible into ordinary shares and/or redeemable for cash with attached warrants issued to convertible noteholders.

The company assessed that the fair values historically attributed to the attached warrants as well as the derivatives embedded in the convertible bonds and to the shares issued upon conversion were incorrect, which had a significant impact on the consolidated financial statements.

As part of the Company’s reassessment of the fair value of the embedded derivatives, it was determined that the Company could not reliably estimate separately their fair value and therefore concluded that the entire hybrid contracts should be measured at fair value through profit or loss. In addition, given the uncertainties associated with the pending outcome of the ongoing litigation with Negma, the Company concluded that the accounting for its liability to Negma should have reflected initial contractual obligations.

The following presents a reconciliation of the impacted financial statement line items as filed to the restated amounts as of December 31, 2020 and 2019 and for the years then ended. The previously reported amounts reflect those included in the Original Form 20-F as of and for the year ended December 31, 2020 filed with the SEC on March 12, 2021. These amounts are labeled as “As filed” in the tables below. The amounts labeled “Restatement” represent the effects of this restatement due to the corrections required to reflect the proper accounting treatment of the Company’s convertible notes.

STATEMENT OF CONSOLIDATED FINANCIAL POSITION

	AS OF
	DECEMBER 31, 2019
(amounts in thousands of euros)	As filed	Restatements	As restated

ASSETS
Total non-current assets	2,967	—	2,967

Total current assets	14,705	—	14,705

TOTAL ASSETS	17,672	—	17,672

LIABILITIES AND SHAREHOLDERS' EQUITY
Shareholders' equity
Share capital	4,793	—	4,793
Premiums related to the share capital	45,237	241	45,478
Treasury shares	(17)	—	(17)
Foreign currency translation adjustment	(82)	—	(82)
Accumulated deficit - attributable to shareholders of Biophytis	(39,638)	157	(39,479)
Net income (loss) - attributable to shareholders of Biophytis	(17,788)	(1,158)	(18,946)
Shareholders' equity - attributable to shareholders of Biophytis	(7,495)	(760)	(8,253)
Non-controlling interests	(31)	—	(31)
Total shareholders' equity	(7,526)	(760)	(8,284)

Total non-current liabilities	5,540	—	5,540

Current financial liabilities	9,846	1,211	11,057
Provisions	—	—	—
Trade payables	7,866	—	7,866
Tax and social liabilities	1,263	—	1,263
Derivative liabilities	451	(451)	—
Other creditors and miscellaneous liabilities	232	—	230
Total current liabilities	19,658	760	20,416

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	17,672	—	17,672

STATEMENT OF CONSOLIDATED FINANCIAL POSITION

	AS OF
	DECEMBER 31, 2020
(amounts in thousands of euros)	As filed	Restatements	As restated
ASSETS
Total non-current assets	3,200	—	3,200

Total current assets	24,010	—	24,010

TOTAL ASSETS	27,210	—	27,210

LIABILITIES AND SHAREHOLDERS' EQUITY
Shareholders' equity
Share capital	20,151	—	20,151
Premiums related to the share capital	17,821	4,717	22,538
Treasury shares	(42)	—	(42)
Foreign currency translation adjustment	(72)	—	(72)
Accumulated deficit - attributable to shareholders of Biophytis	(13,941)	(818)	(14,759)
Net income (loss) - attributable to shareholders of Biophytis	(17,054)	(8,463)	(25,517)
Shareholders' equity - attribuable to shareholders of Biophytis	6,863	(4,564)	2,299
Non-controlling interests	(31)	—	(31)
Total shareholders' equity	6,832	(4,564)	2,268

Total non-current liabilities	2,021	—	2,021

Current financial liabilities	7,262	5,958	13,219
Provisions	1,396	(1,394)	2
Trade payables	7,985	—	7,985
Tax and social liabilities	1,446	—	1,446
Other creditors and miscellaneous liabilities	268	—	269
Total current liabilities	18,357	4,564	22,921

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	27,210	—	27,210

STATEMENT OF CONSOLIDATED OPERATIONS

	FOR THE YEAR ENDED
	DECEMBER 31, 2019
(amounts in thousands of euros)	As filed	Restatements	As restated

Gross margin	—	—	—

Research and development expenses, net	(9,089)	—	(9,089)
General and administrative expenses	(6,593)	—	(6,593)
Operating loss	(15,682)	—	(15,682)

Financial expenses	(2,878)	1,382	(1,496)
Financial income	18	—	18
Change in fair value of convertible notes	726	(2,593)	(1,867)
Net Financial expense	(2,134)	(1,210)	(3,344)

Loss before taxes	(17,816)	(1,210)	(19,026)

Income taxes benefit	28	52	80
Net loss	(17,788)	(1,158)	(18,946)

Attributable to shareholders of Biophytis	(17,788)	(1,158)	(18,946)
Non-controlling interests	—	—	—

Basic and diluted weighted average number of shares outstanding	16,882,661	16,882,661	16,882,661
Basic loss per share (€/share)	(1.05)	(0.07)	(1.12)
Diluted loss per share (€/share)	(1.05)	(0.07)	(1.12)

STATEMENT OF CONSOLIDATED OPERATIONS

		FOR THE YEAR ENDED
		DECEMBER 31, 2020
(amounts in thousands of euros)	Note	As filed	Restatements	As restated

Gross margin		—	—	—

Research and development expenses, net		(9,921)	—	(9,921)
General and administrative expenses		(4,021)	—	(4,021)
Operating loss		(13,942)	—	(13,942)

Financial expenses		(6,364)	4,833	(1,531)
Financial income		421	(387)	34
Change in fair value of convertible notes		2,831	(12,911)	(10,080)
Net Financial expense		(3,112)	(8,463)	(11,575)

Loss before taxes		(17,054)	(8,463)	(25,517)

Income taxes benefit		—	—	—
Net loss		(17,054)	(8,463)	(25,517)

Attributable to shareholders of Biophytis		(17,054)	(8,463)	(25,517)
Non-controlling interests		—	—	—

Basic and diluted weighted average number of shares outstanding		59,974,486	59,974,486	59,974,486
Basic loss per share (€/share)		(0.28)	(0.15)	(0.43)
Diluted loss per share (€/share)		(0.28)	(0.15)	(0.43)

	FOR THE YEAR ENDED DECEMBER 31, 2019
(amounts in thousands of euros)	As filed	Restatements	As restated
Net loss for the year	(17,788)	(1,158)	(18,946)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	87	—	87
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	(18)	—	(18)
Other comprehensive income (loss)	69	—	69

Total comprehensive loss	(17,719)	(1,158)	(18,877)

Attributable to shareholders of Biophytis	(17,719)	(1,158)	(18,877)
Non-controlling interests	—	—	—

	FOR THE YEAR ENDED
	DECEMBER 31, 2020
(amounts in thousands of euros)	As filed	Restatements	As restated
Net loss for the year	(17,054)	(8,463)	(25,517)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	(14)	—	(14)
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	10	—	10
Other comprehensive income (loss)	(4)	—	(4)

Total comprehensive loss	(17,058)	(8,463)	(25,521)

Attributable to shareholders of Biophytis	(17,058)	(8,463)	(25,521)
Non-controlling interests	—	—	—

	AS OF DECEMBER 31, 2019
	As filed	Restatements	As restated

	Shareholders’ equity - Attributable to
(amounts in thousands of euros)	shareholders of Biophytis
As of January 1, 2019	7,037	—	7,037
Net loss for the period	(17,788)	(1,158)	(18,946)
Other comprehensive income (loss)	69	—	69
Total comprehensive income (loss)	(17,719)	(1,158)	(18,878)
Conversion of convertible notes	2,629	241	2,871
Issuance of warrants (BSA) attached to convertible bonds	75	211	286
Deferred tax liabilities on the issuance of warrants (BSA)	(28)	(52)	(80)
Treasury shares movements, net	134	—	134
Gains and losses, net related to treasury shares	(131)	—	(131)
Equity settled share-based payments	63	—	63
Cost incurred in relation to equity transaction	445	—	445
As of December 31, 2019	(7,495)	(758)	(8,253)

	AS OF DECEMBER 31, 2020
	As filed	Restatements	As restated

(amounts in thousands of euros)	Shareholders’ equity - Attributable to
	shareholders of Biophytis
As of January 1, 2020	(7,495)	(758)	(8,253)
Net loss for the period	(17,054)	(8,463)	(25,517)
Other comprehensive income (loss)	(4)	—	(4)
Total comprehensive income (loss)	(17,058)	(8,463)	(25,521)
Conversion of convertible notes	8,841	5,871	14,712
Share capital increase	24,880	(1,394)	23,486
Exercise of warrants (BSA) and founders' warrants (BSPCE)	1,315	—	1,315
Subscription of warrants (BSA)	449	—	449
Allocation of premiums to retained earnings	—	—	—
Treasury shares movements, net	(25)	—	(25)
Gains and losses, net related to treasury shares	61	—	61
Equity settled share-based payments	785	—	785
Biophytis shares to be received from Negma	(1,394)	182	(1,212)
Cost incurred in relation to public offering on the NASDAQ	(787)	—	(787)
Cost incurred in relation to equity transaction	(2,709)	—	(2,709)
As of December 31, 2020	6,863	(4,564)	2,299

STATEMENT OF CONSOLIDATED CASH FLOWS

	AS OF
	DECEMBER 31, 2019
(amounts in thousands of euros)	As filed	Restatements	As restated

Net loss for the period	(17,788)	(1,158)	(18,946)
Amortization and depreciation of intangible and tangible assets	262	—	262
Additions of provisions, net of reversals	(33)	—	(33)
Expenses associated with share-based payments	63	—	63
Change in deferred tax	(28)	(52)	(80)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders’ equity	445	—	445
Financial interests and conversion settled with cash payment	1,080	—	1,080
Conversion settled with cash payment	—	301	301
Changes in fair value of convertible notes	(726)	2,592	1,867
Interest on investment accounts	(4)	—	(4)
Unwinding of conditional advances and other financial expenses	62	(62)	—
Amortized cost of non-convertible bonds	1,729	(1,401)	328
Operating cash flows before change in working capital requirements	(14,939)	221	(14,718)

(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	333	—	333

Cash flows from operating activities	(15,272)	220	(15,051)

Cash flows used in investing activities	(278)	—	(278)

Cash flows from financing activities
Proceeds from research tax credit prefinancing, net of guarantee deposit	4,355	—	4,355
Proceeds from conditional advances, net of repayment	73	—	73
Financial interests paid	(1,080)	—	(1,080)
Conversion settled with cash payment	—	(301)	(301)
Proceeds from the issuance of convertible notes and non-convertible bonds	6,840	80	6,920
Repayment of non-convertible bonds	(2,292)	—	(2,292)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds	(350)	—	(350)
Repayment of obligations under finance lease	(47)	—	(47)
Cash flows from financing activities	7,500	(220)	7,280

Net effect of exchange rate changes on cash and cash equivalents	(18)	—	(18)

Increase (decrease) in cash and cash equivalents	(8,069)	—	(8,069)

Cash and cash equivalents at the beginning of the period (including bank overdrafts)	14,406	—	14,406
Cash and cash equivalents at the end of the period (including bank overdrafts)	6,337	—	6,337

STATEMENT OF CONSOLIDATED CASH FLOWS

	AS OF
	DECEMBER 31, 2020
(amounts in thousands of euros)	As filed	Restatements	As restated

Net loss for the period	(17,054)	(8,463)	(25,517)
Amortization and depreciation of intangible and tangible assets	280	—	280
Additions of provisions, net of reversals	1,428	(1,394)	34
Expenses associated with share-based payments	785	—	785
Financial interests and conversion settled with cash payment	118	510	628
Changes in fair value of convertible notes	(2,831)	12,911	10,080
Financial indemnity, net, NEGMA	(34)	—	(34)
Interest on investment accounts	(1)	—	(1)
Unwinding of conditional advances and other financial expenses	65	387	452
Amortized cost of non-convertible bonds	4,374	(4,185)	189
Operating cash flows before change in working capital requirements	(12,871)	(233)	(13,104)

(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	(3,007)	(354)	(3,361)

Cash flows from operating activities	(9,864)	121	(9,743)

Cash flows used in investing activities	(12,713)	—	(12,713)

Cash flows from financing activities
Proceeds from share capital increase, net of NEGMA indemnity	23,486	—	23,486
Costs paid in relation to equity transactions	(3,496)	—	(3,496)
Net financial indemnity received from (paid to) NEGMA	34	—	34
Subscription of warrants (BSA)	271	—	271
Exercise of warrants (BSA) and founders' warrants (BSPCE)	862	—	862
Proceeds from research tax credit prefinancing, net of guarantee deposit	1,964	—	1,964
Reimbursement of the prefinanced CIR receivables, net of the guarantee deposit	(4,589)		(4,589)
Proceeds from conditional advances, net of repayment	(136)	—	(136)
Financial interests paid	(908)	280	(628)
Proceeds from the issuance of convertible notes and non-convertible bonds	9,000	(270)	8,730
Repayment of non-convertible bonds	(3,964)	750	(3,214)
Repayment of convertible notes		(863)	(863)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds	(435)	(18)	(453)
Change in short-term bank overdrafts	(15)	—	(15)
Cash flows from financing activities	22,074	(121)	21,953

Net effect of exchange rate changes on cash and cash equivalents	13	—	13

Increase (decrease) in cash and cash equivalents	(490)	—	(490)

Cash and cash equivalents at the beginning of the period (including bank overdrafts)	6,337	—	6,337
Cash and cash equivalents at the end of the period (including bank overdrafts)	5,847	—	5,847

In addition, amounts were restated in the following:

●	Note 3.1: Principles used in preparing the Financial Statements - Going concern,
●	Note 10: Financial assets and liabilities and impact on statements of consolidated operations,
●	Note 11: Share capital,
●	Note 13: Borrowings,
●	Note 13.2: Convertible notes and non-convertible bonds,
●	Note 15: Provisions,
●	Note 18: Net financial expense,
●	Note 19: income taxes,
●	Note 20: earnings per share,
●	Note 23: Management and assessment of financial risks